Long-term debt (Narrative II) (Details) - Export-Import Bank of China and DnB NOR Bank ASA [Member] - Secured Debt [Member] $ in Thousands		12 Months Ended
	Feb. 15, 2012 USD ($)	Dec. 31, 2022 USD ($) Installments
First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Feb. 15, 2012
Proceeds From Issuance Of Secured Debt	$ 37,450
Debt Instrument, Number of installments | Installments		40
Debt Instrument, Frequency of Periodic Payments		quarterly
Debt Instrument, Periodic Payment, Principal		$ 628
Debt Instrument, Balloon Payment		$ 12,332
Debt Instrument, Maturity Date		Feb. 15, 2022
Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2012
Proceeds From Issuance Of Secured Debt		$ 34,640
Debt Instrument, Number of installments | Installments		40
Debt Instrument, Frequency of Periodic Payments		quarterly
Debt Instrument, Periodic Payment, Principal		$ 581
Debt Instrument, Balloon Payment		$ 11,410
Debt Instrument, Maturity Date		May 18, 2022
Second Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage		2.50%